Derivative Instruments And Hedging Activities (Tables)	6 Months Ended
Sep. 30, 2012
Concentration of exposures to credit risk in OTC derivatives
	Billions of yen
	March 31, 2012
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥18,881	¥(17,553)	¥(797)	¥531

	Billions of yen
	September 30, 2012
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥10,524	¥(9,119)	¥(860)	¥545

Volume of derivative activity in statement of financial position
	Billions of yen
	March 31, 2012
	Derivative assets		Derivative liabilities
	Notional	Fair value	Notional(1)	Fair value(1)
Derivatives used for trading purposes(2)(3):
Equity contracts	¥16,079	¥1,603	¥14,497	¥1,687
Interest rate contracts	636,833	18,843	592,413	18,597
Credit contracts	37,067	1,864	41,785	1,952
Foreign exchange contracts	59,296	1,356	62,999	1,407
Commodity contracts	50	4	45	5

Total	¥749,325	¥23,670	¥711,739	¥23,648

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,855	¥78	¥—	¥—
Foreign exchange contracts	190	4	97	1

Total	¥2,045	¥82	¥97	¥1

Total derivatives	¥751,370	¥23,752	¥711,836	¥23,649

	Billions of yen
	September 30, 2012
	Derivative assets		Derivative liabilities
	Notional	Fair value	Notional(1)	Fair value(1)
Derivatives used for trading purposes(2)(3):
Equity contracts	¥14,329	¥1,484	¥14,496	¥1,617
Interest rate contracts	571,442	20,198	564,750	19,876
Credit contracts	36,232	1,588	36,549	1,701
Foreign exchange contracts	49,646	1,136	68,114	1,135
Commodity contracts	22	1	48	3

Total	¥671,671	¥24,407	¥683,957	¥24,332

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,671	¥92	¥—	¥—
Foreign exchange contracts	188	2	61	1

Total	¥1,859	¥94	¥61	¥1

Total derivatives	¥673,530	¥24,501	¥684,018	¥24,333

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(3)	Includes derivatives used for non-trading purposes which are not designated as fair value or net investment hedges.

Derivative amounts included in consolidated statements of income
	Billions of yen
	Six months ended September 30
	2011	2012
Derivatives used for trading purposes(1)(2):
Equity contracts	¥9	¥1
Interest rate contracts	122	(21)
Credit contracts	(29)	(12)
Foreign exchange contracts	15	56
Commodity contracts	7	0

Total	¥124	¥24

	Billions of yen
	Three months ended September 30
	2011	2012
Derivatives used for trading purposes(1)(2):
Equity contracts	¥(28)	¥(28)
Interest rate contracts	23	14
Credit contracts	(14)	5
Foreign exchange contracts	(5)	3
Commodity contracts	(3)	0

Total	¥(27)	¥(6)

(1)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(2)	Includes net gain (loss) on derivatives used for non-trading purposes which are not designated as fair value or net investment hedges.

Fair value hedges

	Billions of yen
	Six months ended September 30
	2011	2012
Derivatives designated as hedging instruments:
Interest rate contracts	¥59	¥23

Total	¥59	¥23

Hedged items:
Long-term borrowings	¥(59)	¥(23)

Total	¥(59)	¥(23)

	Billions of yen
	Three months ended September 30
	2011	2012
Derivatives designated as hedging instruments:
Interest rate contracts	¥33	¥6

Total	¥33	¥6

Hedged items:
Long-term borrowings	¥(33)	¥(6)

Total	¥(33)	¥(6)

Net investment hedges

	Billions of yen
	Six months ended September 30
	2011	2012
Hedging instruments:
Foreign exchange contracts	¥10	¥11
Long-term borrowings	11	8

Total	¥21	¥19

	Billions of yen
	Three months ended September 30
	2011	2012
Hedging instruments:
Foreign exchange contracts	¥8	¥1
Long-term borrowings	7	3

Total	¥15	¥4

(1)	The portion of the gains (losses) representing the amount of hedge ineffectiveness and the amount excluded from the assessment of hedge effectiveness are recognized within Revenue—Other in the consolidated statements of income. The amount of gains (losses) were not significant during the six months ended September 30, 2011 and 2012. The amount of gains (losses) were not significant during the three months ended September 30, 2011 and 2012.

Written credit derivatives and purchased credit protection

	Billions of yen
	March 31, 2012
		Maximum potential payout/Notional					Notional
			Years to maturity				Purchased credit protection
	Carrying value (Asset) / Liability(1)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥562	¥20,159	¥2,902	¥6,750	¥8,510	¥1,997	¥18,692
Credit default indices	124	10,738	1,667	2,089	5,807	1,175	9,334
Other credit risk related portfolio products	223	3,298	1,084	1,201	441	572	2,138
Credit risk related options and swaptions	(1)	781	0	—	439	342	651

Total	¥908	¥34,976	¥5,653	¥10,040	¥15,197	¥4,086	¥30,815

	Billions of yen
	September 30, 2012
		Maximum potential payout/Notional					Notional
			Years to maturity				Purchased credit protection
	Carrying value (Asset) / Liability(1)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥380	¥19,743	¥3,688	¥6,272	¥6,872	¥2,911	¥18,121
Credit default indices	98	11,041	2,380	2,446	5,112	1,103	9,401
Other credit risk related portfolio products	186	2,494	922	751	263	558	1,819
Credit risk related options and swaptions	0	4	—	—	4	—	—

Total	¥664	¥33,282	¥6,990	¥9,469	¥12,251	¥4,572	¥29,341

(1)	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting.

Written credit derivatives by external credit rating of underlying asset

	Billions of yen
	March 31, 2012
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥2,196	¥1,749	¥5,878	¥5,550	¥2,974	¥1,812	¥20,159
Credit default indices	140	711	5,358	2,905	1,619	5	10,738
Other credit risk related portfolio products	20	18	3	111	212	2,934	3,298
Credit risk related options and swaptions	0	0	137	532	112	—	781

Total	¥2,356	¥2,478	¥11,376	¥9,098	¥4,917	¥4,751	¥34,976

	Billions of yen
	September 30, 2012
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥1,828	¥1,332	¥4,952	¥6,625	¥3,119	¥1,887	¥19,743
Credit default indices	24	525	4,608	4,222	1,477	185	11,041
Other credit risk related portfolio products	39	10	6	104	193	2,142	2,494
Credit risk related options and swaptions	—	—	—	4	—	—	4

Total	¥1,891	¥1,867	¥9,566	¥10,955	¥4,789	¥4,214	¥33,282

(1)	“Other” includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.